FAIR VALUE (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 231,200	$ 231,200	$ 231,200	$ 0
Change in fair value of derivative liability	47,500		(353,500)	(13,500)
Included in debt discount			315,200	51,800
Reclassification of warrants to derivative liability	1,097,800	0	231,200	0
Balance	1,376,500		231,200	231,200
Warrant Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	231,200	231,200	231,200	0
Change in fair value of derivative liability	47,500		0	0
Included in debt discount			0	0
Reclassification of warrants to derivative liability	1,097,800		231,200
Balance	1,376,500		231,200	231,200
Embedded Conversion Feature [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		38,300	38,300	0
Change in fair value of derivative liability			(353,500)	(13,500)
Included in debt discount			315,200	51,800
Reclassification of warrants to derivative liability			0
Balance			$ 0	$ 38,300